WORK IN PROCESS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Contractors [Abstract]
WORK IN PROCESS

NOTE 6 - WORK IN PROCESS

Work in progress as of September 30, 2017 and December 31, 2016, consisted of the following:

Description	September 30, 2017	December 31, 2016
Costs incurred on uncompleted contracts	$—	$80,620
Estimated earnings	—	—
Less: Billings to date	—	(100,775)
Total	$—	$(20,155)

Reflected in balance sheet as:
Costs and estimated earnings in excess of billings on contracts in process	$—	$—
Billings in excess of costs and estimated earnings on contracts in process	—	20,155
Total	$—	$20,155

NOTE 7 - WORK IN PROCESS

Work in progress as of December 31, 2016 and December 31, 2015, consisted of the following:

Description	December 31, 2016	December 31, 2015
Costs incurred on uncompleted contracts	$80,620	$92,379
Estimated earnings	—	—
Total	80,620	92,379
Less: Billings to date	(100,775)	(112,310)
Total	$(20,155)	$(19,931)

Reflected in balance sheet as:
Costs and estimated earnings in excess of billings on contracts in process	$—	$—
Billings in excess of costs and estimated earnings on contracts in process	20,155	19,931
Total	$20,155	$19,931